Basis of Presentation and Material Accounting Policies - Summary of Divestiture Classified as Held for Sale (Details) - CAD ($) $ in Thousands	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024
Current assets
Cash	$ 4,897	$ 10,665	$ 3,913
Amounts receivable, net	1,815	4,115
Inventory	524	2,095
Unbilled revenue	532	548
Prepaid expenses	699	1,188
Deposit on equipment	25	502
Property and equipment	4,338	15,762
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	40,748	44,441
Current liabilities
Accounts payable and accrued liabilities	3,275	5,283
Deferred revenue	777	1,090
Income taxes payable	0	475
Leases	413	1,850
Total liabilities	20,005	$ 20,815
Divestiture Classified as Held for Sale
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expenses	817
Deposit on equipment	486
Property and equipment	10,958
Intangible assets	963
Goodwill	8,289
Total assets	27,538
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429
Total liabilities	12,229
Net Assets Held for Sale	$ 15,309